                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2007

Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FBOP CORPORATION
Address: 11 WEST MADISON STREET
         OAK PARK, ILLINOIS 60302

Form 13F File Number: 28-12521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MICHAEL F. DUNNING
Title:   EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER
Phone:   708-445-3173

Signature, Place, and Date of Signing:
/S/ MICHAEL F. DUNNING, OAK PARK, IL, FEBRUARY 12, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total: $151,270 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

No.   Form 13F File No.   Name
---   -----------------   -----
1.    28-                 Cottonwood Holdings, Inc.
2.    N/A                 River Capital Advisors, Inc.
3.    N/A                 Tremont Capital Corporation

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                           FORM 13F INFORMATION TABLE

                                                                                                        VOTING AUTHORITY
                               TITLE OF               VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    ---------------------
NAME OF ISSUER                   CLASS     CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
--------------                 --------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
Bank Marin Corte Madera CA     COM       063431100      6685   228543  SH         DEFINED         1   228543
Bankfinancial Corp             COM       06643P104     17022  1076000  SH         DEFINED         1  1076000
Banner Corp                    COM       06652V109     40896  1423467  SH         DEFINED         1  1423467
Banner Corp                    COM       06652V109      4350   151421  SH         SOLE                151421
Cascade Financial Corp         COM       147272108      2251   165527  SH         SOLE                165527
Cascade Financial Corp         COM       147272108      5821   428018  SH         DEFINED         1   428018
CFS Bancorp Inc                COM       12525D102     12161   834636  SH         SOLE                834636
Community Health System        COM       203668108      2700    73250  SH         DEFINED         2    73250
Covidien Limited               COM       G2552X108       277     6250  SH         DEFINED         2     6250
Doral Financial                COM       25811P100      4449   246600  SH         DEFINED         1   246600
EPIC Bancorp                   COM       294250105      2125   192000  SH         DEFINED         1   192000
Evergreenbancorp               COM       300349107        59     3958  SH         DEFINED         1     3958
First Mutual Bancshares        COM       32190E102       315    11478  SH         DEFINED         1    11478
MB Financial Inc               COM       55264U108      1764    57209  SH         SOLE                 57209
Midwest Banc Holdings Inc      COM       598251106      2256   181637  SH         DEFINED         3   181637
Old Second Bancorp Inc ILL     COM       680277100       872    32532  SH         SOLE                 32532
PFF Bancorp Inc                COM       69331W104     26840  2229200  SH         DEFINED         1  2229200
Provident Bankshares Corp      COM       743859100       174     8143  SH         SOLE                  8143
Provident Financial Hldgs Inc  COM       743868101      9676   587839  SH         DEFINED         1   587839
R & G Financial Corp           COM       749136107       867   817550  SH         DEFINED         1   817550
Rainier Pacific Financial      COM       75087U101      4591   309978  SH         DEFINED         1   309978
Riverview Bancorp Inc          COM       769397100      1364   118053  SH         DEFINED         1   118053
Southwest Bancorp Inc OKLA     COM       844767103       275    15000  SH         SOLE                 15000
Sprint Nextel Corp             COM       852061100      2298   175000  SH         DEFINED         2   175000
Thornburg Mortgage Inc         COM       885218107       268    29000  SH         SOLE                 29000
Tyco Electronics               COM       G9144P105       232     6250  SH         DEFINED         2     6250
Tyco International             COM       G9143X208       248     6250  SH         DEFINED         2     6250
Umpqua Holdings Corp.          COM       904214103       434    28323  SH         DEFINED         1    28323
                                                      151270